Note 11. Long-Term Debt (Detail) - Future Principal Repayments of Long-Term Debt: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2011
2013		$ 4,190
2014		4,156
2015		34,985
	$ 43,331	$ 43,331	$ 44,330